Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2016		Dec. 31, 2015		Dec. 31, 2014
Details of the liability component:
Total Principal Balance	$ 1,552		$ 1,553		$ 852
Unamortized Discount	104		120		148
Unamortized Issuance Costs	20		22		14
Net Carrying Amount	1,428		1,411		690
5.375% Notes
Details of the liability component:
Total Principal Balance	700		700
Unamortized Discount	0		0
Unamortized Issuance Costs	10		11
Net Carrying Amount	690		689
1.125% Convertible Notes
Details of the liability component:
Total Principal Balance	550		550		550
Unamortized Discount	84		95		115
Unamortized Issuance Costs	6		7		9
Net Carrying Amount	460		448		426
1.625% Notes
Details of the liability component:
Total Principal Balance	302	[1]	302	[2]	302
Unamortized Discount	20		25		33
Unamortized Issuance Costs	4		4		5
Net Carrying Amount	$ 278		273		$ 264
Other
Details of the liability component:
Total Principal Balance			1
Unamortized Discount			0
Unamortized Issuance Costs			0
Net Carrying Amount			$ 1

[1]	The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.
[2]	The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.